Employee Benefit Expenses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Employee Benefit Expenses [Abstract]
Employee benefit expenses	¥ 1,292	$ 180	¥ 1,231	¥ 2,529	$ 346	¥ 1,644	¥ 2,253